AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Schedule of Proceeds from Sales of Available-for-Sale Fixed Maturity Securities with Related Gross Realized Gains and Losses (Details) - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Proceeds from sales of available-for-sale fixed maturity securities	$ 10,750	$ 11,159	$ 5,871
Gross realized gains	115	63	45
Gross realized losses	$ (96)	$ (223)	$ (145)